PROPERTY, PLANT AND EQUIPMENT, Composition of Net Value of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	$ 3,171,441,918	$ 3,137,276,275
Cost [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	6,668,265,501	6,438,139,665	$ 6,038,057,365
Accumulated Depreciation [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	(3,496,823,583)	(3,300,863,390)
Accumulated Depreciation [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment		(3,352,990,059)	$ (3,193,717,642)
Reversal of Impairment [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	$ 0	$ 52,126,669